Employee Share Schemes - Summary of Shares Held for Share Award Schemes (Detail) - Employee share ownership plan [member] pure in Thousands, £ in Millions	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 GBP (£)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares held for share award schemes, Number of shares	41,391	66,558
Shares held for share award schemes, Nominal value	£ 10	£ 17
Shares held for share award schemes, Carrying value	160	399
Shares held for share award schemes, Market value	£ 617	£ 880
Shares held for share option schemes, Number of shares	139	139
Shares held for share option schemes, Nominal value	£ 0
Shares held for share option schemes, Carrying value	1	£ 1
Shares held for share option schemes, Market value	£ 2	£ 2